SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flows from operating leases	$ 62,679	$ 38,971
Operating leases	$ 47,280	$ 201,467